Operating Expenses And Administration Fee	12 Months Ended
Dec. 31, 2017
Operating Expenses And Administration Fee [Abstract]
Operating Expenses And Administration Fee
5.	OPERATING EXPENSES AND ADMINISTRATION FEE

Operating expenses of the Partnership include, but are not limited to, legal fees, accounting fees and filing fees. Total operating expenses of the Partnership (including its pro-rata share of Master Fund expenses) are not expected to exceed 1/2 of 1% per annum of the Partnership's average month-end net asset value. For the years ended December 31, 2017 and 2016, the Partnership incurred Partnership-level administrative and operating expenses of $486,931 and $395,947, respectively. These amounts are included in the Statements of Operations under "Administrative fee and operating expenses." As of January 1, 2017, The Millburn Corporation no longer charges the Partnership for providing legal and accounting services.

The General Partner of the Master Fund is paid a monthly administration fee as disclosed in the Master Fund's financial statements included in Section II of this annual report.